Fair values - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
At cost | Equity investments at fair value through other comprehensive income
Schedule Of Carrying Amounts And Fair Values Of Financial Assets And Financial Liabilities [Line Items]
Financial assets	€ 21	€ 14